Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other operating results net
Gain from commodity derivative financial instruments	$ 10,994	$ 15,532	$ 4,711
Gain / (loss) from sale of property, plant and equipment	168	(2,540)	(3,492)
Impairment of trading properties	(19,125)	0	0
Realization of currency translation adjustment	0	0	2,215
Gain / (loss) from sale of associates and joint ventures	2,766	(1,903)	0
Donations	1,309	1,219	1,956
Lawsuits and other contingencies	(3,375)	(11,175)	(40,220)
Interest and allowances generated by operating assets	7,431	28,295	(7,626)
Administration fees	1,112	621	603
Others	(3,656)	2,189	(408)
Other operating results, net	$ (4,994)	$ 29,800	$ (46,173)